SEC Registration Nos.
Nos. 2-76510 and 811-3416

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 57 XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 57 XX

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
__ Immediately upon filing pursuant to paragraph (b)	__ on (date) pursuant to paragraph (b)

__60 days after filing pursuant to paragraph (a)	_X_ on October 31, 2006 pursuant to paragraph (a)

of Rule 485.


Prospectus

Calvert Ultra-Short Floating Income Fund
October 31, 2006

Calvert
Investments That Make a Difference

A UNIFI company

PROSPECTUS

October 31, 2006

About the Fund
Investment Objective, Strategy, Principal Risks, Past Performance
3	Calvert Ultra--Short Floating Income Fund
6	Fees and Expenses
8	Principal Investment Strategies and Risks

About Your Investment
12	About Calvert
12	Advisory Fees
13	How to Buy Shares/Getting Started
13	Choosing a Share Class
15	Calculation of CDSC/Waiver
16	Reduced Sales Charges (Sales load breakpoints/discount)
19	Reinstatement Privilege
19	Distribution and Service Fees
19	Next Step - Account Application
20	How Shares Are Priced
21	When Your Account Will Be Credited
22	Other Calvert Features / Policies (Exchanges, Market Timing Policy, Minimum Account Balance, etc.)
25	Dividends, Capital Gains and Taxes
26	How to Sell Shares
30	Exhibit A -- Service Fees and Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Ultra-Short Floating Income Fund

Objective

Calvert Ultra-Short Floating Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and other income-producing securities.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating- rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine its position on the credit, given its fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in fixed and floating-rate securities issued by the U.S. Treasury and its Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers. Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs"). The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of CMO purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other CMOs or, alternatively, the holder may be paid only after the cash flow has been used to fund other CMOs first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The market prices of bonds decline.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities.
  Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
  The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
  American Depositary Receipts ("ADRs") are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

There are no performance tables because the Fund has had less than one calendar year of operations.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Calvert Ultra-Short Floating Income Fund	Class A	Class B	Class C
Shareholder fees (paid directly from your account)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.25%	None	None

Maximum deferred sales charge (load) (as a percentage of purchase or redemption proceeds, whichever is lower)	None[4]	4.00%[5]	1.00%[6]

Redemption fee[1] (as a % of redemption proceeds) Note: Redemption fee applies only to redemptions, including exchanges, within five days of purchase	2%	2%	2%

Total annual fund operating expenses[2] (deducted from Fund assets)

Management fees	0.55%	0.55%	0.55%

Distribution and service (12b-1) fees	0.25%	1.00%	1.00%

Other expenses	1.44%	1.59%	1.59%

Total annual fund operating expenses	2.24%	3.14%	3.14%
Less fee waiver and/or expense reimbursement[3]	(1.35)%	(1.25)%	(1.25)%

Net Expenses	0.89%	1.89%	1.89%

Explanation of Fees and Expenses Table

  The redemption fee applies to redemptions, including exchanges, within five days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.
  Total annual fund operating expenses are based on projected expenses for the Fund's current fiscal year. Management fees include any administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor.
  Calvert has agreed contractually to limit net annual fund operating expenses through January 31, 2008. Net operating expenses for Class A of the Fund will not exceed 0.89% for Class A and 1.89% for Class B and Class C. Only the Board of Trustees of the Fund may terminate the Fund's expense cap for the contractual period. The Example on the following page reflects this expense limit, but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. The Fund has an expense offset arrangement with its custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits earned on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."
  Purchases of Class A shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 1.00% contingent deferred sales charge on shares redeemed within twelve months of purchase. (See "How to Buy Shares--Class A").
  A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year the shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge."
  A contingent deferred sales charge of 1% is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Fund for the time periods indicated;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  Calvert's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Ultra-Short Floating Income Fund
	1 Year	3 Years
Class A	$190	$665
Class B (with redemption)	$592	$1052
Class B (no redemption)	$192	$852
Class C (with redemption)	$292	$852
Class C (no redemption)	$192	$852

Principal Investment Strategies and Risks

The most concise description of the Fund's principal risk profile is under the earlier summary for the Fund. On the following pages are further descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the following table shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

* Fund currently uses as a principal investment strategy

xN Allowed up to x% of Fund's net assets
Investment Strategies	Calvert Ultra-Short Floating Income Fund

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market, and Transaction.

*

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purposes of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities. Risks: Correlation and Opportunity.

*

Conventional Securities

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.

30N
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	*

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

35N

Unrated debt securities. Bonds that have not been rated by an NRSRO, the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

*
Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.

*

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

*

________________________________________________________________________

The Fund has additional non-principal investment policies and restrictions (for example, options, futures contracts, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements, and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Principal Investment Risk Type

Correlation risk

This occurs when the Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc., ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814), is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 30 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2006, Calvert had approximately $12 billion in assets under management.

Portfolio Management

Information is provided below identifying the portfolio manager who is employed by or associated with Calvert and who is primarily responsible for the day-to-day management of the Fund (the "Portfolio Manager"). The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Portfolio Manager

Advisory Fees

An annual advisory fee of 0.30% is paid by the Fund, as a percentage of the Fund's average daily net assets. Note, the advisory fee does not include any administrative service fees.

HOW TO BUY SHARES

Getting Started--Before You Open an Account

First, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

Then, decide which Class of shares is best for you. You should make the decision carefully, based on:

  the amount you wish to invest;
  the length of time you plan to keep the investment; and
  the Class expenses.

Choosing a Share Class

Calvert Ultra-Short Floating Income Fund offers four different Classes (Class A, B, C and I). This prospectus offers Class A, B and C for the Fund. Class I ($1 million minimum) for the Fund is offered in a separate prospectus. The chart shows the difference in the Classes and the general types of investors who may be interested in each class (Note: the sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations):
Class A: Front-End Sales Charge	Class B: Deferred Sales Charge for 4 years	Class C: Deferred Sales Charge for 1 year
For all investors, particularly those investing a substantial amount who plan to hold the shares for a long period of time.	For investors who plan to hold the shares 4 years at a minimum. The expenses of this class are higher than Class A, because of the 12b-1 fee.	For investors who are investing for at least one year, but less than 4 years. The expenses of this Class are higher than Class A, because of the 12b-1 fee.
Sales charge on each purchase of 1.00% or less for Calvert Ultra-Short Floating Income depending on the amount you invest.	No sales charge on each purchase, but if you sell your shares within 4 years, you will pay a deferred sales charge of 4% or less on shares you sell.	No sales charge on each purchase, but if you sell shares within 1 year, then you will pay a deferred sales charge of 1% at that time.
Class A shares have an annual 12b-1 fee of up to 0.50%.	Class B shares have an annual 12b-1 fee of 1.00%.	Class C shares have an annual 12b-1 fee of 1.00%.
Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.	Your shares will automatically convert to Class A shares after 6 years, reducing your future annual expenses.	Class C shares have higher annual expenses than Class A and there is no automatic conversion to Class A.

Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. Shares acquired through reinvestment of dividends or capital gain distribution are not subject to an initial sales charge.

This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000 in Calvert Ultra-Short Floating Income Fund, or if your cumulative purchases or the value in your account is more than $50,000, then the sales charge is reduced to 1.00%.
Your investment in	Sales Charge % of offering price	% of Amt. Invested
Calvert Ultra-Short Floating Income Fund
Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None*	None*

* Purchases of Class A shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by CDI are subject to a 12-month contingent deferred sales charge ("CDSC") of 1.00%. (See the "Calculation of Contingent Deferred Sales Charge").

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers.

Class B

If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 4 years, you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold the shares the less you will have to pay in deferred sales charges. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.
Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 5 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended.
  Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees.
  A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdraw plan requires a minimum account balance of $50,000 to be established.
  If the selling broker/dealer has an agreement with CDI, the Fund's distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see Exhibit A, Service Fees and Arrangements with Broker/Dealers.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

NOTE: Class B shares may not always present the most cost efficient option to shareholders in comparison with Class A shares. Consider the classes of shares carefully to determine which Class is most suitable for you.

Class C

If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than four years.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see Exhibit A, "Service Fees and Arrangements with Broker/Dealers.") Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints / discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase in order to take advantage of the reduced sales charge. If you do not let your broker/dealer or the Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or the Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints / discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert's non-money market funds, including shares held by your family group or other qualified group8 and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or the Fund with information and records (including account statements) of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

________________________________________________________________________

8A "family group" includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and broker/dealers offering share to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or broker/dealers distributing shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention ("Statement"). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. In this regard, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in shares (computed to the nearest full share) of the Fund by the Transfer Agent. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a thirteen-month period, escrowed shares will be promptly released to you. However, shares disposed of prior to completion of the purchase requirement under the Statement will be deducted from the amount required to complete the investment commitment.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"). There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CDI of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the Savings Plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

There is no sales charge imposed by the Fund on shares purchased by Delaware Investments for its omnibus account established for the Pennsylvania TAP 529 Investment Plan.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

  current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members;
  directors, officers, and employees of any subadvisor for the Calvert Family of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer;
  purchases made through a Registered Investment Advisor;
  trust departments of banks or savings institutions for trust clients of such bank or institution, and purchases through a broker/dealer maintaining an omnibus account with the Fund, provided the purchases are made by: (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and "rabbi trusts."

There is no sales charge on shares of Calvert Ultra-Short Floating Income Fund purchased by the District of Columbia.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases Made at NAV

If you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem Class A or B shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the net asset value next computed after the reinvestment order is received, without a sales charge. Proceeds from Class B share redemptions where a contingent deferred sales charge was charged will be reinvested in Class A shares. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. See "Method of Distribution" in the SAI for further discussion of these services. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit A for more service fee and other information regarding arrangements with broker/dealers.

The table below shows the maximum annual percentage payable under the distribution plan and estimates for the current fiscal year. The fees are based on average daily net assets of the particular class.

Maximum Payable Under Plan / Amount Actually Paid

Calvert Ultra-Short Floating Income Fund
Class A:	0.50% / 0.25%	Class B: 1.00% / 1.00%*	Class C: 1.00% / 1.00%*

* For Classes B and C, 0.75% of the Fund's average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Next Step -- Account Application

Complete and sign an application for each new account. Please specify which class you wish to purchase. For more information, contact your financial professional or our shareholder services department at 800-368-2748.
Minimum To Open an Account	Minimum Additional Investments
$2,000	$250

Please make your check payable to the Fund and mail it to:
New Accounts:	Subsequent Investments:
(include application)	(include investment slip)
Calvert	Calvert
PO Box 219544	PO Box 219739
Kansas City, MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS
Overnight Mail:	330 West 9th Street
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

The Fund may waive minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares through certain omnibus accounts.

How Shares Are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments will be charged a service fee of $3. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order'"

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit http://www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Fund requires a signature guarantee to verify your signature, which may be obtained from most commercial and savings banks, trust companies, credit unions or member firms of a domestic stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Fund discourages frequent purchases and redemptions of fund shares by fund shareholders. Further, the Fund does not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Fund's investment strategies. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts maintained by a retirement plan service provider that (1) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (2) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Trustees, are exempt from the redemption fee. If a significant percentage of the Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

There is no guarantee that Calvert will detect or prevent market timing activity.

The Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid in cash, by check or by Calvert Money Controller. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day the Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone -- call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number, name of the Fund/Class, and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in "good order." This means that your request must include:

  The Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

The Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

The Fund charges a 2% redemption fee on redemptions, including exchanges, within five days of purchase into that Fund.

The redemption fee will only be waived in the following circumstances:

  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.
  Involuntary redemptions of accounts under procedures set forth by the Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Exchange or redemption transactions by accounts that the Fund or its Transfer Agent reasonably believes are maintained in a retirement plan omnibus account by a retirement plan service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Board of Trustees/Directors. For this purpose, a retirement plan omnibus account is the Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the retirement plan service provider, not the Fund's transfer agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Calvert seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fee. There are no assurances that Calvert will be successful in identifying all intermediaries or that intermediaries will properly assess the fee.

EXHIBIT A

Service Fees and Arrangements with Brokers/Dealers

CDI, the Fund's principal underwriter, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C) when you purchase shares of the Fund. CDI also pays broker/dealers an ongoing service fee while you own shares of the Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum Commission/Service Fees
Calvert Ultra-Short Floating Income Fund
Class A*	Class B**	Class C***
1.00% / 0.25%	1.00% / 0.25%	1.00% / 1.00%

*Class A service fee begins to accrue in 1st month after purchase

**Class B service fee begins to accrue in 13th month.

***Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in 13th month.

Note: If the selling broker/dealer has an agreement with CDI to sell Class B or C shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale.

During special sales promotions, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers/dealer's employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay broker/dealers a finder's fee on Class A shares purchased at NAV in accounts with $250,000 or more. Where paid, the finder's fee is 0.15% of the NAV purchase amount.

If a finder's fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a 12-month CDSC of 1.00%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

The CDSC on Class B and Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CDI to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. In this case, CDI does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after sale. Ask your broker/dealer if this

Class B or Class C CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

This page intentionally left blank.

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-368-2745

The Fund also makes available its SAI and its Annual or Semi-Annual Reports, free of charge on or through its website at the Internet address listed below:

Calvert Web-Site
www.calvert.com

You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act File No.: 811-3416


Prospectus

Calvert Ultra-Short Floating Income Fund

Class I (Institutional Shares)

October 31, 2006

Calvert
Investments That Make a Difference

A UNIFI Company

Prospectus
October 31, 2006

About the Fund
Objective, Strategy, Principal Risks

Calvert Ultra-Short Floating Income Fund
Fees and Expenses
Principal Investment Strategies and Risks

About Your Investment

About Calvert
Advisory Fees
How to Open an Account
How Shares Are Priced
When Your Account Will Be Credited
Other Calvert Features/Policies
(Exchanges, Market Timing Policy, etc.)
Dividends, Capital Gains and Taxes
How to Sell Shares

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert Ultra-Short Floating Income Fund

Objective

Calvert Ultra-Short Floating Income Fund seeks to maximize income to the extent consistent with preservation of capital, through investment in short-term bonds and other income-producing securities.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating- rate securities and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade U.S. dollar denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor's or an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. There is no limit on the amount of unrated securities that may be purchased.

With a change in rating of a debt security, the Advisor will review the fundamentals with the credit research team and determine its position on the credit, given its fundamental outlook for the credit and the price at which the bonds now trade. This is consistent with the Advisor's relative value approach to investing in all securities. A downgrade/upgrade is not an automatic signal to sell/buy.

The Fund invests principally in fixed and floating-rate securities issued by the U.S. Treasury and its Agencies, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, U.S. corporations and U.S. municipalities. The Fund also can invest in asset-backed securities of U.S. issuers. Floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or reset on predetermined dates (such as the last day of a month or calendar quarter).

The Fund may invest in mortgage-backed securities, which represent interests in pools of mortgage loans assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include mortgage-related derivative securities such as collateralized mortgage obligations ("CMOs"). The holder of an interest in a CMO is entitled to receive specified cash flows from a pool of mortgages. Depending upon the category of CMO purchased, the holder may be entitled to payment before the cash flow from the pool is used to fund other CMOs or, alternatively, the holder may be paid only after the cash flow has been used to fund other CMOs first.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. Junk bonds are considered speculative securities.

The Fund may also invest up to 30% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. bank and traded in the U.S. as domestic shares. The certificates represent the number of foreign securities the U.S. bank holds in the country of origin.

The Fund's investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund will invest in instruments with principal payments that are both fixed and variable.

Under normal circumstances, the Fund's average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. The active style can result in higher turnover, exceeding 100%, and may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at the ordinary income tax rate, and may translate to higher transaction costs.

The Fund may also use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities.

See the "Principal Investment Strategies and Risks" Table and the SAI for further discussion of these types of investments.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed their comparables, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

  The market prices of bonds decline.
  The credit quality of the securities deteriorates, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
  The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. Securities issued by government-sponsored enterprises ("GSEs") such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. Mortgage-backed securities are subject to the risk of prepayment, where unanticipated prepayments may occur (usually in response to a reduction in interest rates), reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate, which may be lower. Mortgage-backed securities are also subject to the risk of extension, where an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.
  The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices do not work to achieve their desired result.
  There is the risk that changes in interest rates will adversely affect the value of an investor's securities.
  Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
  The Advisor's allocation among different sectors of the bond market does not perform as well as expected.
  The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single bond may have greater impact on the Fund.
  The Fund may be subject to currency risk, which may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.
  Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.
  For the bonds in default (rated "D" by Standard & Poor's or the equivalent by an NRSRO) held in the Fund, there is a significant risk of not achieving full recovery.
  For corporate and municipal bonds as well as for collateralized loan obligations and collateralized debt obligations held in the Fund, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.
  For the foreign debt securities held in the Fund, there are additional risks relating to political, social, and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets and the currency risk associated with securities that trade in currencies other than the U.S. dollar.
  American Depositary Receipts ("ADRs") are certificates evidencing ownership of shares of a foreign issuer. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over the counter, and the Fund may invest in either sponsored or unsponsored ADRs. A sponsored ADR is preferable as the company is then subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Normally, less information is available on unsponsored ADRs. The risks of ADRs include many of the risks associated with investing directly in foreign securities such as individual country risk (e.g., political and economic) and currency risk.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

There are no performance tables because the Fund has had less than one calendar year of operations.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are deducted from Fund assets.

Calvert Ultra-Short Floating Income Fund
Class I

Shareholder Fees
(fees paid directly from your account)

Redemption fee1	2.00%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
five days of purchase

Annual Fund Operating Expenses2
(deducted from Fund assets)

Management fees	0.40%

Distribution and service (12b-1) fees	None

Other expenses	1.10%

Total annual fund operating expenses	1.50%

Less fee waiver and/or expense reimbursement3	(0.61%)

Net expenses	0.89%

Explanation of Fees and Expenses Table

1 The redemption fee applies to redemptions, including exchanges, within five days of purchase. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

2 Total annual fund operating expenses are based on projected expenses for the Fund's current fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert Asset Management Company, Inc. ("Calvert"), the Fund's investment advisor.

3 Calvert has agreed contractually to limit net annual fund operating expenses through January 31, 2008. Net operating expenses for the Fund will not exceed 0.89% for Class I. Only the Board of Trustees of the Fund may terminate the expense cap for the contractual period. The example on the following page reflects these expense limits but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses and taxes. The Fund has an expense offset arrangement with its custodian bank whereby the custodian and transfer agent's fees may be paid indirectly by credits earned on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor's obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item "Less fee waiver and/or expense reimbursement."

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  you reinvest all dividends and distributions;
  your investment has a 5% return each year;
  the Fund's operating expenses remain the same; and
  Calvert's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Calvert Ultra-Short Floating Income Fund
1 Year	3 Years
$9,083	$57,020

Principal Investment Strategies and Risks

The most concise description of the Fund's principal investment strategies and associated risks is under the earlier summary for the Fund. On the following pages are brief descriptions of these principal investment strategies and techniques, along with their risks.

For each of the investment strategies listed, the table below shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

* Fund currently uses as a principal investment strategy
xN Allowed up to x% of Fund's net assets
Investment Strategies	Calvert Ultra-Short Floating Income Fund

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability. Risks: Opportunity, Market, and Transaction.

*

Hedging Strategies. The hedging technique of using short sales of U.S. Treasury securities may be used for the limited purposes of hedging interest rate risk. Any short sales are "covered" with an equivalent amount of high-quality, liquid securities. Risks: Correlation and Opportunity.

*

Conventional Securities

Foreign Securities. Securities issued by companies whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds. Risks: Market, Currency, Transaction, Liquidity, Information, and Political.

30N
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or comparable unrated bonds. Risks: Interest Rate, Market, and Credit.	*
Investment Strategies & Risks (cont'd)	Calvert Ultra-Short Floating Income Fund

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

35N

Unrated debt securities. Bonds that have not been rated by an NRSRO, the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, and Information.

*
Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	15N

Unleveraged Derivative Securities

Asset-backed securities. Securities are backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases, or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate, and Liquidity.

*

Mortgage-backed securities. Securities are backed by pools of mortgages, including senior classes of collateralized mortgage obligations (CMOs). Risks: Credit, Extension, Prepayment, Liquidity, and Interest Rate.

*

________________________________________________________________

The Fund has additional non-principal investment policies and restrictions (for example, options, futures contracts, repurchase agreements, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities, swap agreements, and short sales). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Glossary of Principal Investment Risk Type

Correlation risk

This occurs when the Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term (duration and/or maturity) securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Liquidity risk

The risk that occurs when investments cannot be readily sold. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current market rate which may be lower.

Transaction risk

The risk that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc., ("Calvert") (4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814), is the investment advisor ("Advisor") for the Fund. Calvert provides the Fund with investment supervision, management and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of and employed by the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2006, Calvert had approximately $12 billion in assets under management.

Portfolio Management

Information is provided below identifying the portfolio manager who is employed by or associated with Calvert and who is primarily responsible for the day-to-day management of the Fund (the "Portfolio Manager"). The SAI provides additional information about the Portfolio Manager's management of other accounts, compensation and ownership of securities in the Fund.
Name of Portfolio Manager	Title	Length of Service with Advisor	Business Experience During Last 5 Years	Role on Management Team
Gregory Habeeb	Senior Vice President, Portfolio Manager	Since January 1997	Lead Portfolio Manager of Calvert's taxable fixed-income funds since 1997. Mr. Habeeb has over 20 years of experience as an analyst, trader and portfolio manager.	Portfolio Manager

Advisory Fees

An annual advisory fee of 0.30% is paid by the Fund, as a percentage of the Fund's average daily net assets. Note, the advisory fee does not include any administrative service fees.

How to open an account

Complete and sign an application for each new account. Be sure to specify Class I. All purchases must be made by bankwire, National Securities Clearing Corporation (NSCC) or ACH fund transfer, in U.S. dollars. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum to Open an Account: $1,000,000 per Fund. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders (for example, where the investment in question would permit a previously closed Class I in a Fund to reopen, at no additional expense to other Classes in the Fund; where the Class I investor has agreed to make additional Class I investments within a reasonable amount of time; for discretionary wrap programs; for omnibus accounts purchasing for a fund of funds; and for certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts).

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

How Shares Are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If the Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, the Board generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (generally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires and check purchases cannot be received because the banks and post offices are closed.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when the Fund may not be able to buy or sell those shares.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your order is received in good order, as defined below. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See "Request in 'Good Order.'"

OTHER CALVERT FEATURES / POLICIES

Calvert Information Network

For 24-hour performance and account information call 800-368-2745 or visit http://www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares, and wire funds by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker/dealer or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss. Shares may only be exchanged for Class I shares of another Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment and not as frequent or short-term trading ("market timing") vehicles. The Fund discourages frequent purchases and redemptions of fund shares by fund shareholders. Further, the Fund does not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund believes that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement the Fund's investment strategies. In addition, market timing can disrupt the management of the Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitration for securities traded on foreign markets; and large asset swings that decrease the Fund's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, the Fund or Calvert at its discretion may reject any purchase or exchange request it believes to be market timing.

As stated under "How to Sell Shares" in this prospectus, retirement plan omnibus accounts maintained by a retirement plan service provider that (1) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (2) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Fund's Board of Trustees, are exempt from the redemption fee. If a significant percentage of the Fund's shareholder accounts are held through retirement plan omnibus accounts that are not subject to the redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if a retirement plan omnibus account is exempt from the redemption fee, if the Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account.

There is no guarantee that Calvert will detect or prevent market timing activity.

The Fund and CDI reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. The Fund and CDI also may modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of Fund prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in your Fund account of at least $1,000,000 per Fund. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given notice that your account is below the minimum and will be closed, or moved to Class A (at NAV) after 30 days if the balance is not brought up to the required minimum amount.

Dividends, capital gains, and taxes

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally one to three days prior to the payment date. You must notify the Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund whose shares you have sold or exchanges in the past year will mail you Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Arrangements with Brokers/Dealers

CDI may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker/dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

How to sell shares

You may redeem all or a portion of your shares on any day the Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind may transfer the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and a Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone -- Call 800-368-2745

You may redeem shares from your account by telephone and have your money wired to an address or bank you have previously authorized. Class I redemptions must be made by bankwire, NSCC or ACH funds transfer. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be provided. To add instructions to wire to a destination not previously established, or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Request in "Good Order"

All requests (both purchase orders and redemption) requests must be received by the Transfer Agent in "good order." This means that your request must include:

  Fund name and account number.
  The amount of the transaction (in dollars or shares).
  Signatures of all owners exactly as registered on the account (for mail requests).
  Signature guarantees (if required).*
  Any supporting legal documentation that may be required.
  Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the Transfer Agent has received all required information.

Purchase and Redemption of Shares Through a Financial Intermediary

The Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

Redemption Fee

The Fund charges a 2% redemption fee on redemptions, including exchanges, within five days of purchase into the Fund.

The redemption fee will only be waived in the following circumstances:

  Accounts of foundations, endowments, state and local governments, and those that use consultants.
  Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. "Disability" means a total disability as evidenced by a determination by the U.S. Social Security Administration.
  Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.
  The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.
  Involuntary redemptions of accounts under procedures set forth by a Fund's Board of Trustees.
  Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes (but no more than quarterly), or by a discretionary platform for mutual fund wrap programs for rebalancing purposes (but no more than quarterly).
  Redemption of shares purchased with reinvested dividends or capital gain distributions.
  Shares transferred from one retirement plan to another in the same Fund.
  Shares redeemed as part of a retirement plan termination or restructuring.
  Exchange or redemption transactions by accounts that the Fund or its Transfer Agent reasonably believes are maintained in a retirement plan omnibus account by a retirement plan service provider that either (i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level or (ii) implements its own policies and procedures to detect and prevent market timing that are acceptable to the Board of Trustees. For this purpose, a retirement plan omnibus account is the Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the retirement plan service provider, not the Fund's transfer agent.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Calvert seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fee. There are no assurances that Calvert will be successful in identifying all intermediaries or that intermediaries will properly assess the fee.

To Open an Institutional (Class I) Account:
800-327-2109

Performance and Prices:
www.calvert.com
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders 800-327-2109

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Calvert Web-Site
www.calvert.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings. The SAI is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814

Telephone: 1-800-327-2109

Calvert Web-Site
www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-3334


THE CALVERT FUND
Calvert Ultra-Short Floating Income Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
October 31, 2006

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745

Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus dated October 31, 2006. The prospectus may be obtained free of charge by writing the Fund at the above address, calling the Fund, or by visiting our website at www.calvert.com.

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

  The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

  The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

U.S. Government-Sponsored Obligations

Fannie Mae and Freddie Mac. The Fund may invest in debt and Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States ("U.S.") Government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

U.S. Government-Backed Obligations

The Fund may invest in U.S. Treasury obligations and other U.S. Government-backed obligations.

U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. Government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of shares and dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or convert foreign securities holdings into U.S. dollars.

U.S. Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Collateralized Mortgage Obligations

The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are fully collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. Government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Thus there should be sufficient collateral to secure the CMOs that remain outstanding even if the issuer does not supply additional collateral.

FHLMC has introduced a CMO that is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Short Sales

The Fund may engage in short sales of U.S. Treasury securities for the purposes of hedging interest rate risk. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller become obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, a broker retains the proceeds the seller receives from the sale until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Non-Investment Grade Debt Securities

Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor's ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.) The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

International Money Market Instruments

The Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. The Federal Deposit Insurance Corporation ("FDIC") does not insure such obligations. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of portfolio securities may be held outside of the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Forward Foreign Currency Contracts

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Temporary Defensive Positions

For temporary defensive purposes -- which may include a lack of adequate purchase candidates or an unfavorable market environment -- the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund's investments in temporary defensive positions are generally not FDIC insured, even though a bank may be the issuer.

Repurchase Agreements and reverse repurchase agreements

The Fund may invest less than 20% of its net assets in repurchase and reverse repurchase agreements combined, but typically will invest 10% or less of its net assets in these instruments. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation, which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may bear a maturity in excess of one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Under a reverse repurchase agreement, a fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements, and then only in an amount up to 33 1/3% of the value of their total assets.

During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers that the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

Options and Futures Contracts

Covered Options. The Fund may engage in the writing of covered call options in standard contracts traded on national securities exchanges or quoted on NASDAQ, provided that: (1) the Fund continues to own the securities covering each call option until the call option has been exercised or until the Fund has purchased a closing call to offset its obligation to deliver securities pursuant to the call option it had written; and (2) the market value of all securities covering call options in the Fund does not exceed 35% of the market value of the Fund's net assets. The Fund may also write secured put options against U.S. Government-backed obligations and use a variety of other investment techniques, seeking to hedge against changes in the general level of interest rates, including the purchase of put and call options on debt securities and the purchase and sale of interest rate futures contracts and options on such futures. The Fund will not engage in such transactions for the purpose of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

The Fund observes the following operating policy, which may be changed without the approval of a majority of the outstanding shares: the Fund may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value. See Nonfundamental Investment Restriction (3).

Covered Options on Debt Securities. The Fund may write "covered options" on debt securities in standard contracts traded on national securities exchanges and in the over-the-counter market. The Fund will write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

The Fund may write only "covered options." This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, the Fund will, through the custodian, deposit and maintain with a securities depository U.S. Treasury obligations with a market value equal to or greater than the exercise price of the option.

Characteristics of Covered Options. When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option.

When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

The Fund may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.

Expiration of a put or call option or entry into a closing purchase transaction will result in a short-term capital gain, unless the cost of a closing purchase transaction exceeds the premium received by the Fund when it initially wrote the option, in which case a short-term capital loss will result. If the purchaser exercises a put or call option, the Fund will realize a gain or loss from the sale of the security acquired or sold pursuant to the option, and in determining the gain or loss the premium will be included in the proceeds of sale.

Risks Related to Options Transactions. The Fund can close out its positions in exchange traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. It is difficult to accurately predict the extent of trading interest that may develop with respect to such options. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge its portfolio effectively. Also, the Fund's inability to close out a call position may have an adverse effect on its liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

The hours of trading for options on U.S. Government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. Government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets. Other principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price, price volatility of the underlying security and the time remaining until the expiration date.

Interest Rate Futures Transactions. A change in the general level of interest rates will affect the market value of debt securities in the Fund's portfolio. The Fund may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates in accordance with the strategies described below. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon purchasing or selling a futures contract, the Fund deposits an initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its position becomes more valuable.

Futures contracts are designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. Government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if the Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. Government securities or GNMA certificates and thus take advantage of the anticipated risk in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

Options on Futures Contracts. The Fund may purchase and write call and put options on futures contracts which are traded on a U.S. exchange or board of trade and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract--a long position if the option is a call and a short position if the option is a put--at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased. In connection with such options, which they write, the Fund will make initial margin deposits and make or receive maintenance margin payments that reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Purchase of Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund's portfolio of debt securities against the risk of declining prices.

Purchase of Call Options on Futures Contracts. The purchase of call options on futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a futures contract and is used to protect against a market advance when the Fund is not fully invested.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the debt securities, which are deliverable upon exercise of the futures contracts. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of debt securities.

Writing Put Options on Futures Contracts. The writing of put options on futures contracts is analogous to the purchase of futures contracts. If an option is exercised, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the cash market.

Risks of Options and Futures Contracts. If the Fund has sold futures or taken options positions to hedge its portfolio against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which would not have been experienced had it not hedged. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. Correlation is imperfect between movements in the prices of futures or options contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice versa), the Fund may suffer a greater loss than if it had not hedged.

The Fund can close out its futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. To partially or completely offset losses on futures contracts, the Fund will normally hold the securities against which the futures positions were taken until the futures positions can be closed out, so that the Fund receives the gain (if any) from the portfolio securities. This might have an adverse effect on the Fund's overall liquidity.

Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its position. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Interest Only and Principal Only Mortgage-Backed Securities

The Fund may also invest in Interest Only (IO) and Principal Only (PO) mortgage-backed securities. PO mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. IO instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid, but remain subject to prepayment risk, which would be a loss of any expected interest payments, even thought there is no default on the underlying financial asset.

Swap Agreements

The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The Fund will only enter into swap agreements for hedging purposes. The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market variables, the investment performance of the Fund may be less favorable than it would have been if this investment technique were not used.

Lending Portfolio Securities

The Fund may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must, on a current basis, equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Real Estate Investment Trusts

The Fund may invest in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs, which make construction, development and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income to maintain exemption for the Investment Company Act of 1940, as amended (the "1940 Act"). If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Leverage

To the extent that the Fund makes purchases of securities where borrowing exceeds 5% of the Fund's total assets, the Fund may engage in transactions which create leverage. In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund's portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund's NAV.

The Fund's use of leverage is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used. The Advisor may determine to maintain the Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

    fluctuations in interest rates on borrowings and short-term debt; and

    the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund's obligations under such borrowing remain fixed. If long-term rates rise or if the Fund otherwise incurs losses on its investments, the Fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased. The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on its shares in certain instances. The Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing. The Advisor does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Fund's portfolio in accordance with the Fund's investment objective and policies. Due to these covenants or restrictions, the Fund may be forced to liquidate investments at times and at prices that are not favorable to the Fund, or the Fund may be forced to forgo investments that the Advisor otherwise views as favorable.

To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is the Fund's expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, the Fund will limit its borrowings as described in the Investment Restrictions.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as nondiversified investment companies under the 1940 Act.

(2) The Fund may not concentrate investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of their total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage, or hypothecate its assets.

(4) The Fund may not underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be underwriters.

(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law, up to 33 1/3% of its total assets. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies, and restrictions shall not constitute the making of a loan. For purposes of this investment restriction, the Fund considers a "loan" to be a "loan of money."

Under current law, "concentrate" means to invest 25% or more in the securities of issuers primarily engaged in any one industry. Under current law the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund will invest, under normal circumstances, at least 80% of its assets in investments that effectively enable the Fund to achieve a floating rate of income.

(2) The Fund will not make any purchases of securities if borrowing exceeds 15% of total assets.

(3) The Fund may not purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Fund's net asset value.

(4) The Fund may not invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the Prospectus and this SAI, as each may from time to time be amended.

(5) The Fund may not effect short sales of securities, except (a) if it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or (b) it may effect short sales of U.S. Treasury securities for the limited purpose of hedging the duration of the Fund's portfolio. Such short sales shall be "covered" with an equivalent amount of high quality, liquid securities. For purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

(6) The Fund may not purchase securities on margin, except (1) for use of short-term credit necessary for clearance of purchases and sales of portfolio securities and (2) it may make margin deposits in connection with futures contracts or options on futures or other permissible investments.

(7) In addition to the policy not to concentrate in any one industry, the Fund may not invest more than 30% of net assets in the securities of foreign issuers, including obligations of foreign branches of U.S. banks, and U.S. branches of foreign banks.

(8) The Fund may not purchase illiquid securities if, as a result, more than 15% of net assets would be invested in such securities.

(9) The Fund may not purchase or retain securities issued by investment companies for the purpose of exercising control.

(10) With respect to Fundamental Investment Restriction (3) regarding borrowing, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the its total assets.

Any investment restriction (other than those regarding borrowings and illiquid holdings) that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction, if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under Sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Many states do not tax the portion of the Fund's dividends that is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

NET ASSET VALUE

The public offering price of the shares of the Fund is the net asset value per share (plus, for Class A shares, the applicable sales charge.) The net asset value fluctuates based on the market value of the Fund's investments. The net asset value per share of the Fund is determined every business day at of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m., Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class.

In calculating net asset value, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as "trade date plus one" or "T + 1 accounting". Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following trade date, as permitted by applicable law.

CALCULATION OF YIELD AND TOTAL RETURN

Yield

From time to time, the Fund may advertise its "yield." Yield is calculated separately for each class of the Fund. Yield quotations are historical, and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares which are entitled to receive dividends, times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Fund's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 - 1]

where a = dividends and interest earned during the period using the aggregate imputed yield-to-maturity for each of the Fund's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Yield will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating the Fund's performance in meeting its investment objective.

Total Return

The Fund may also advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

Total return, like yield and net asset value per share, fluctuates in response to changes in market conditions. Neither total return nor yield for any particular time period should be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more broker/dealers to accept on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, accepts the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker/dealer or the broker/dealer's authorized designee.

The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

The Fund has filed a notice of election under Rule 18f-1 with the Securities and Exchange Commission (the "Commission"). The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)

See the prospectus for more details on purchases and redemptions.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Trustees and Officers. "Disinterested" Trustees refers to those Trustees who are not interested persons as that term is defined in the 1940 Act and the rules thereunder.
(Not Applicable to Officers)
Name & Date of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships
DISINTERESTED TRUSTEES
RICHARD L. BAIRD, JR. AGE: 58	Trustee	1976	President and CEO of Adagio Health Inc. (formerly Family Health Council, Inc.) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	26
FRANK H. BLATZ, JR., Esq. AGE: 71	Trustee	1982	Of counsel to firm of Schiller & Pittenger, P.C. Mr. Blatz was an attorney in private practice in Fanwood, NJ from 1999 to 2004.	26
DOUGLAS E. FELDMAN, M.D. AGE: 58	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12
PETER W. GAVIAN, CFA, ASA AGE: 73	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12
JOHN GUFFEY, JR. AGE: 58	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm (inactive as of 2003). President, Aurora Press, Inc., 2002.	26	Ariel Funds (3) Calvert Foundation Calvert Ventures, LLC
M. CHARITO KRUVANT AGE: 60	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	26	Acacia Federal Savings Bank Summit Foundation The community Foundation for the National Capital Region
ARTHUR J. PUGH AGE: 69	Trustee	1982	Retired executive.	26	Acacia Federal Savings Bank
INTERESTED TRUSTEES
BARBARA J. KRUMSIEK AGE: 54	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	Calvert Foundation
DAVID R. ROCHAT AGE: 69	Trustee & Senior Vice President	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	12	Government Scientific Source, Inc. Chelsea Securities, Inc.
D. WAYNE SILBY, Esq. AGE: 58	Trustee & Chair	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He was an officer and director of Silby, Guffey and Co., Inc., a venture capital firm. (inactive as of 2003)	26	UNIFI Mutual Holding Company Calvert Foundation Grameen Foundation USA GroupServe Foundation
OFFICERS
KAREN BECKER Age: 53	Chief Compliance Officer	2005

Chief Compliance Officer for the Calvert Funds and Senior Vice President of the Calvert Group, Ltd. Prior to 2005, Ms. Becker was Senior Vice President of Calvert Group, Ltd. and Head of Calvert Client Services.

SUSAN WALKER BENDER, Esq. AGE: 47	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
THOMAS DAILEY AGE: 42	Vice President	2004	Vice President of Calvert Asset Management Company, Inc.
IVY WAFFORD DUKE, Esq. AGE: 38	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.
STEVEN A. FALCI AGE: 47	Vice President	2003	Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2003, Mr. Falci was SVP and Senior Portfolio Manager at Principal Mellon Equity Associates.
TRACI L. GOLDT AGE: 33	Assistant Secretary	2004	Executive Assistant to General Counsel, Calvert Group, Ltd. Prior to working at Calvert in 2001, Ms. Goldt was Senior Project Manager for Backwire.com, and Project Manager for marchFIRST.
GREGORY B. HABEEB AGE: 56	Vice President	2004	Senior Vice President of Calvert Asset Management Company, Inc.
DANIEL K. HAYES AGE: 56	Vice President	1996	Senior Vice President of Calvert Asset Management Company, Inc.
HUI PING HO, CPA AGE: 41	Assistant Treasurer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.
LANCELOT A. KING, Esq. AGE: 36	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2002, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo.
JANE B. MAXWELL Esq. AGE: 54	Assistant Secretary	2005	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2004, Ms. Maxwell was an associate with Sullivan & Worcester, LLP.
ANDREW K. NIEBLER, Esq. AGE: 39	Assistant Secretary	2006	Assistant Secretary & Assistant General Counsel of Calvert Group, Ltd. Prior to joining Calvert in 2006, Mr. Niebler was an associate with Cleary, Gottlieb, Steen & Hamilton for 7 years.
CATHERINE P. ROY AGE: 50	Vice President	2004

Senior Vice President of Calvert Asset Management Company, Inc. Prior to joining Calvert in 2004, Ms. Roy was Senior Vice President of US Fixed Income for Baring Asset Management, and SVP and Senior Portfolio Manager of Scudder Insurance Asset Management.

WILLIAM M. TARTIKOFF, Esq. AGE: 59	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.
RONALD M. WOLFSHEIMER, CPA AGE: 54	Treasurer	1979	Senior Vice President and Chief Financial and Administrative Officer of Calvert Group, Ltd. and Fund Treasurer.
MICHAEL V. YUHAS JR., CPA AGE: 45	Fund Controller	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

* Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Fund's Advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund's Advisor. Mr. Rochat is an interested person of the Fund since he is an Officer and Director of the Fund's Advisor.

The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and officers as a group own less than 1% of any class of the Fund's outstanding shares.

The Board of Trustees has three standing Committees. The Investment Policy Committee addresses the policies and strategies of the Advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. The Governance Committee deals with matters of fund governance, including policies on Trustee compensation and Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g., handling initiation and consideration of nominations for the appointment or election of disinterested Trustees of the Board. The disinterested Trustees (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. The Audit Committee's functions include the following: to approve and recommend to the Board independent public accountants to conduct the annual audit of the Fund's financial statements; review with the independent public accountants the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent public accountants for professional services. In addition, the Audit Committee meets with the Fund's independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. Messrs. Pugh, Baird, Blatz and Feldman, and Ms. Kruvant comprise the Audit Committee.

The Board of Trustees of the Fund has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for the Fund, in connection with the Board's annual consideration of the renewal of the Fund's investment advisory, administrative services, underwriting and shareholder servicing agreements, as required by Section 15(c) of the 1940 Act.

The Trustees owned shares in the Fund and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2005 (as of October 31, 2006, for the Fund, its inception date)

Calvert Ultra-Short Floating Income Fund
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Disinterested Trustees
Richard L. Baird, Jr.	None	>$100,000
Frank H. Blatz, Jr.	None	>$100,000
Douglas E. Feldman	None	$50,001 - $100,000
Peter W. Gavian	None	>$100,000
John G. Guffey, Jr.	None	>$100,000
M. Charito Kruvant	None	>$100,000
Arthur J. Pugh	None	>$100,000

Interested Trustees
D. Wayne Silby	None	>$100,000
Barbara J. Krumsiek	None	>$100,000
David R. Rochat	None	>$100,000

Trustees not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund in the Calvert Family of Funds through the Trustees/Directors Deferred Compensation Plan. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

Trustee Compensation Table

The Calvert Fund

In the tables below (unaudited numbers), compensation of each Trustee for his/her services to the Fund reflects estimated future payments for the fiscal year ended September 30, 2007. "Total Compensation from Fund Complex" reflects payments for the most recent fiscal year ended September 30, 2006.

	Richard L. Baird, Jr.		Frank H. Blatz, Jr.		Douglas E. Feldman		Peter W. Gavian
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**
Calvert Ultra-Short Floating Income Fund	$____	$____	$____	$____	$____	$____	$____	$____
Total Compensation from Fund Complex***	$____		$____		$____		$____

	John G. Guffey Jr.		M. Charito Kruvant		Arthur J. Pugh		Barbara J. Krumsiek*
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)
Calvert Ultra-Short Floating Income Fund	$____	$____	$____	$____	$____	$____	$____	$____
Total Compensation from Fund Complex***	$____		$____		$____		$____

	David R. Rochat*		D. Wayne Silby, Esq.*
Fund Name	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)	Aggregate Compensation (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation)**
Calvert Ultra-Short Floating Income Fund	$____	$____	$____	$____
Total Compensation from Fund Complex***	$____		$____

*Ms. Krumsiek is an interested person of the Fund since she is an Officer and Director of the Advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a Director of the parent company of the Advisor. Mr. Rochat is an interested person of the Fund since he is an Officer and Director of the Fund's Advisor.

 **Messrs. Baird, Blatz, Gavian, Guffey, Pugh, Silby, and Ms. Kruvant have chosen to defer a portion of their compensation. As of September 30, 2006, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $____; $____; $____; $____; $____; $____; and $____; for each of them, respectively.

***As of September 30, 2006, the Fund Complex consisted of forty (40) Funds.

INVESTMENT ADVISOR

The Fund's Investment Advisor is Calvert Asset Management Company, Inc., a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Fund, the Advisor provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees.

The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Fund pays all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; respective administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus fee table footnotes, the Fund has an expense offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce Fund expenses. Where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit. The Board of Trustees periodically reviews and evaluates the expense offset arrangement.

Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.30% of the first $1 billion of the average daily net assets of the Fund and 0.29% of all assets above $1 billion. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund's Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

PORTFOLIO MANAGER DISCLOSURE

Additional information about the Fund's Portfolio Manager, identified in the Fund's Prospectus, is provided below.

A. Other Accounts Managed by Portfolio Manager of the Fund

The following Portfolio Manager of the Fund is also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below. This information includes accounts managed by any group which includes the identified Portfolio Manager. The "Other Accounts" category includes accounts managed in the Portfolio Manager's personal as well as professional capacities.

 CALVERT ULTRA-SHORT FLOATING INCOME FUND

Calvert:

Gregory Habeeb
Accounts Managed other than Calvert Ultra-Short Floating Income Fund as of September 30, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	____	____	____
Total Assets in Other Accounts Managed	$____	$____	$____
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	____	____	____
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$____	$____	$____

B. Potential Conflicts of Interest in Managing the Fund and Other Accounts

The following describes material conflicts of interest as of October 31, 2006 which may potentially arise in connection with the management of the Fund's investments by the Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Manager of the Fund" above.

When the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The portfolio management team members are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance dispersion among accounts employing similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C. Compensation of Portfolio Managers of the Fund

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by the Portfolio Manager from the Fund, the Advisor of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI. See "Other Accounts Managed by Portfolio Manager of the Fund" above.

Gregory Habeeb
Compensation with Respect to Management of Calvert Ultra-Short Floating Income Fund and Other Accounts as of October 31, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Calvert	Competitive with industry peer standards.
Bonus	Calvert	Based on short-term and long-term performance, before tax, of the Fund managed relative to the respective passive index shown in the Fund's prospectus.
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D. Securities Ownership of Portfolio Manager of the Fund

With respect to the Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of October 31, 2006 in the Fund. The securities were valued as of October 31, 2006. (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Ultra-Short Short Floating Income Fund	Calvert	Gregory Habeeb	None

ADMINISTRATIVE SERVICES AGENT

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative services fee payable monthly (as a percentage of net assets) of 0.25% of the average daily net assets of Classes A, B and C; and 0.10% for Class I of the Fund.

Administrative services fees are allocated as a class-level expense, based on net assets.

METHOD OF DISTRIBUTION

Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. CDI is an affiliate of the Fund's Advisor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans"), which permit the Fund to pay certain expenses associated with the distribution of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.50% of the Fund's average daily net assets. Expenses under the Class B Plan of the Fund and the expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the Fund's Class B or Class C average daily net assets. Class I has no Plan. The Fund's Class A Plan reimburses CDI only for expenses it incurs, while the Class B and C Plans compensate CDI at a set rate regardless of CDI's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.

The Fund's Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the disinterested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the disinterested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.

As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses). In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees. In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. This list may be changed from time to time. As of December 31, 2005, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Merrill Lynch, Thrivent Financial for Lutherans, Raymond James, AIC, Washington Mutual, CUSO, US Bancorp, Marshall & Isley, SunGard Institutional Brokerage Inc., LPL Financial Services, Wachovia Securities, Citigroup Global Markets (Smith Barney), UBS Financial Services, Morgan Stanley, Charles Schwab & Co., Inc., National Financial Services, LLC and Fidelity Brokerage Services, LLC. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Advisor does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

The Fund has entered into an agreement with CDI as principal underwriter. CDI makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective classes. These fees are paid pursuant to the Fund's Plan.

Class A shares are offered at net asset value plus a front-end sales charge as follows:
AMOUNT OF INVESTMENT	As a % of offering price	As a % of net amount Invested	Allowed to Brokers as a % of offering price
Less than $50,000	1.25%	1.27%	1.00%
$50,000 but less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75%	0.76%	0.50%
$250,000 and over	0.00%*	0.00%*	0.00%*

* Purchases of Fund shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid by Calvert Distributors, Inc. are subject to a 12-month contingent deferred sales charge ("CDSC") of 1.00%.

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.

Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

For these services, BFDS and CSSI receive a fee based on the number of shareholder accounts and transactions. CSSI may contract with subagents, at the Fund's expense, to provide recordkeeping and subaccounting services to the Fund.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Trustees.

Broker/dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Advisor's obligation to seek best execution. The Fund has adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

The Fund's Advisor selects brokers on the basis of best execution. In some cases the Advisor selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. The Advisor may also provide selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor, the Fund or other accounts managed by it will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Funds and managed accounts.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund has adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding the Fund's portfolio holdings.

Publicly Available Portfolio Holdings

Information regarding the Fund's portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be the Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the SEC on Form N-CSR, or a partial listing, such as an equity Fund's top ten portfolio holdings disclosed in the Fund's monthly profiles and posted on the Calvert website approximately 15 days after month-end. From time to time, the Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. The Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Fund's Disclosure Policy, as described generally below, allows the disclosure of the Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Group, Ltd., a representative from the Administrator may provide the Fund's non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about the Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

The Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Fund and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Group, Ltd. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual should give consideration to the recipient's need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

Under the Disclosure Policy, neither the Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipients of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to periodic review by the Fund's Board of Trustees. The Fund's Board of Trustees shall also receive periodic reports on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities with which there is an ongoing arrangement to make available non-public information about the Fund's portfolio securities (on a quarterly basis, but no more frequently than monthly, with a 15 day lag): (1) ratings and ranking agencies, such as Morningstar and Lipper; (2) institutional investment consultants (organizations which utilize Fund holdings data and characteristics to screen investment firms for their institutional clients); (3) institutional investors and/or clients, where such information is requested as part of the client's due diligence review of the investment firm; and (4) the Fund's service providers, such as the Advisor, auditors, custodians, counsel to the Fund or the non-interested Trustees, pricing services and proxy voting services. In all such cases, disclosure in made subject to a confidentiality agreement, which includes provisions preventing use of the information to trade.

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Calvert Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Calvert Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of a Calvert Fund should send the communication to the attention of the Fund's Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates. After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of a Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee. A shareholder wishing to recommend to the Governance Committee of a Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above. Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIANS

KPMG LLP will serve as independent registered public accounting firm for the Fund. State Street Bank & Trust Company, N.A. serves as custodian of the Fund's investments. M&T Bank also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

The Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The Fund is non-diversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 31, 2006, the following entity beneficially owned more than 25% of the voting securities of the Fund:

Fund Name

Control Person Name and Address	% of Ownership of Fund

Calvert Ultra-Short Floating Income Fund
Calvert Distributors, Inc.	100%
Bethesda. MD

CDI, a Delaware corporation, is the Fund's principal underwriter and an affiliate of the Fund's Advisor, as indicated above. CDI is wholly owned by Calvert Group, Ltd., a subsidiary of Acacia Financial Corp., which is a subsidiary of Acacia Life Insurance Company. Acacia Life Insurance Company is in turn a subsidiary of Ameritas Holding Company, a subsidiary of UNIFI Mutual Holding Company.

As of October 31, 2006, to the Fund's knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Fund as shown:

Fund Name

Name and Address	% of Ownership

Calvert Ultra-Short Floating Income Fund

Calvert Distributors, Inc.	100% of Class A
Bethesda, MD

Calvert Distributors, Inc.	100% of Class B
Bethesda, MD

Calvert Distributors, Inc.	100% of Class C
Bethesda, MD

Calvert Distributors, Inc.	100% of Class I
Bethesda, MD

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICING AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

CUSTODIAN
State Street Bank & Trust Company, N.A.
225 Franklin Street
Boston, Massachusetts 02110

CUSTODIAN (cash assets)
M&T Bank
25 South Charles Street
Baltimore, Maryland 21203

APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate social responsibility. The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners. The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment). In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility. The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

    Long-Term Value. Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders. Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term. A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables. Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term. Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.
    Accountability. Corporate management must be accountable to many interests, including investors, stakeholders, and regulators. Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders. Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers. Certain other governance structures are well suited to manage this accountability: independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners. Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.
    Sustainability. Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time. Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation. For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices. Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses. Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance. Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders. In our view, Good Governance + Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines"). The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies. There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals. To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines. When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and rules governing inclusion of specific items in corporate proxies change. Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes. Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

  CORPORATE GOVERNANCE

    Board and Governance Issues

    Board of Directors

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders. While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests. Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence. Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders. In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners. In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

A significant difference between governance structures among different countries involves board structure. There are some countries-- for example, Germany, Austria, and the Netherlands--that use a two-tiered board structure. Companies in these countries have supervisory boards and management boards. Supervisory boards are made up of non-executives and management boards are comprised of executives.

Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

Another critical component of good governance is diversity. Well-governed companies benefit from a wide diversity of perspective and background on their boards. To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography. Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders. Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race. Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards. For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director. Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards. Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

The Fund advisor will oppose slates of directors without at least a majority of independent directors.

The Fund advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

The Fund advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

The Fund advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

The Fund advisor will support proposals calling for a systematic and transparent board election and nominating regime.

    Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners. A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

    Increase Authorized Common Stock

Companies may choose to increase their authorization of common stock for a variety of reasons. In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear. Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock. If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

    Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

The Fund advisor will ordinarily oppose the creation of blank check preferred stock. In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

    Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund advisor will ordinarily oppose supermajority vote requirements.

    Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

The Fund advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

    Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights. In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid. Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

    Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards. In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

    Reincorporation

Corporations are bound by the laws of the states in which they are incorporated. Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters. In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens. In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

    Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares. However, like many tools, cumulative voting can be misused. In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

    Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends. Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation. This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

The Fund advisor will ordinarily oppose proposals to create dual classes of stock. However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

    Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely. Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds. However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance. It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

Accordingly, the Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

    Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners. Yet there are ways that such requirements may also undermine good governance: limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation. In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners. Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

The Fund advisor will oppose excessive awards of stock or stock options to directors.

    Selection of Auditor and Audit Committee Chair

Annual election of the outside auditors is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners. A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants. Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings). A number of countries now call for disclosure of payments for non-audit services. Others have established limits on the percentage of non-audit income that auditors can earn from one client. Some regulations go so far as to ban non-audit work for auditors.

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund Advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries including Spain, Italy and Japan, companies routinely appoint internal statutory auditors.

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

The Fund advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the advisor determines that the independence of the auditor may be compromised.

The Fund advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

    Transparency and Disclosure

International corporate governance is changing rapidly and there has been a wave of development of governance codes around the world in response to crises such as the Asian financial crash in the late 1990s and the United States accounting scandal. In fact there are approximately forty different codes in the EU member countries alone. However, the common thread throughout all of these codes is that shareowners want their companies to be transparent.

The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

The Fund advisor will ordinarily support proposals calling for disclosure of corporate governance codes and structures.

The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

    Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

    Expensing of Stock Options

The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years. The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options. Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options. It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

B. Executive and Employee Compensation

In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees. According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050. "The size of CEO compensation is simply out of hand." Business Week, 04/22/02.

The problem is not limited to CEOs. Excessive executive compensation has become a widespread problem throughout American industry. In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain. The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation. Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans. Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors. Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

    Disclosure of CEO, Executive, Board and Management Compensation

The Fund advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

    Compensation for CEO, Executive, Board and Management

The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

    Formation and Independence of Compensation Review Committee

The Fund advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

    Stock Options for Board and Executives

During the 1990s, the use of stock options in executive compensation soared. While the stock market was gaining, few investors complained. Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes. Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.

Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value. Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests. Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value. Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

The Fund advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

The Fund advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

    Employee Stock Ownership Plan (ESOPs)

The Fund advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management). The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

    Pay Equity

The Fund advisor will support proposals requesting that management provide a pay equity report.

    Ratio Between CEO and Worker Pay

The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

    Executive Compensation Tie to Non-Financial Performance

The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

    Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors. There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right. At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management. On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

    Golden Parachutes

Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

The Fund advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

The Fund advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

The Fund adviser will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C. Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners. Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

    Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

The Fund advisor will support proposals that consider non-financial impacts of mergers.

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

    Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

    Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares. This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

    Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers. In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out. Hostile takeovers come in many forms. Some offer advantages to shareowners by replacing current management with more effective management. Others do not. Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition. In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

II. CORPORATE SOCIAL RESPONSIBILITY

A. Sustainability Reporting

The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models. In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy. Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations. As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines. There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B. Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

    CERES Principles and Sustainability Reporting

The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct. The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment. Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

The Fund advisor will support proposals requesting that a company become a signatory to the CERES Principles.

    Climate Change/Global Warming

The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions. Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers. Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change. Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

    Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups. For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C. Workplace Issues

    Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate. Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people. Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

    Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States. While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices. Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance. At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights. This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

    Diversity and Equal Employment Opportunity

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender. Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission). Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

    Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs. Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing. The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed. Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D. Product Safety and Impact

Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks. Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them. Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act. For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

    Animal Welfare

Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

    Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry. .

E. International Operations and Human Rights

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective. Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas. Such activity is not always exploitative, but it can be. In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny. The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them. For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland. In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma. In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

The Fund advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

    Unauthorized Images

Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry. For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

The Fund advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

    Bank Lending in Developing Countries

Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations. In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises. As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability. Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations. Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners. Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

The Fund advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

    Mexican Maquiladora Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

    Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world. In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs. In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected. Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected. Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F. Indigenous Peoples' Rights

    Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

The Fund advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G. Weapons Contracting

    Weapons/Military Conversion

Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

The Fund advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H. Community

    Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society. The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc. Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

    Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets. Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

    Predatory Lending

Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans. These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

    Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions. At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs. Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I. Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities. Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners. Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

The Fund advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

The Fund advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

The Fund advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J. Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's advisor to vote in accordance with the Fund's specific social criteria. In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above. Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand. Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.
Revised September 2002.
Revised June 2003.
Revised August 2004.
Approved December 2004

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source: Standard & Poor's)

Bonds

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: These obligations are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations. Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation. Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D: An obligation rated D is in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2: These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3: These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1: This rating indicates a strong degree of safety regarding timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Long-Term Obligation Ratings (source: Moody's Investors Service)

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.


PART C. OTHER INFORMATION

Item 23. Exhibits

99B.1 Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99B.2 By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B5. Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B5.1 Investment Advisory Amended Schedule A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Investment Advisory Amended Schedule A filed herewith.

99.B5.a Investment Sub-Advisory Contract (Awad Asset Management, Inc.) for New Vision Small Cap only incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B5.b Investment Sub-Advisory Contract (Renaissance) incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B6 Underwriting (Distribution) incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B6a Underwriting (Distribution) Schedules I, II, & III incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Underwriting (Distribution) Schedules II & III filed herewith.

99.B7 Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002

99.B8. Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 41, dated January 29, 2001, accession number 0000701039-01-000002.

99.B9 Sub-Transfer Agency Agreement and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B9a Servicing Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B9a.1 Servicing Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Servicing Agreement Schedule A filed herewith.

99.B9.b. Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B9.b.1 Administrative Services Agreement Schedule A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Administrative Services Agreement Schedule A filed herewith.

99.B10 Opinion and Consent of Counsel filed herewith.

99.B15 Plan of Distribution for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B15a Plan Schedule A for Class A incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Plan Schedule A for Class A filed herewith.

99.B15b Plan of Distribution for Class B &C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B15c Plan Schedule A for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Plan Schedule A for Class B & C filed herewith.

99.B17.a Rule 18f-3 Multiple-class Plan incorporated by reference to Registrant's Post-Effective Amendment No.56, dated June 29, 2006, accession number 0000701039-06-000013. Addendum to Exhibit II of Rule 18f-3 Multiple-class Plan filed herewith.

99.B17.b Power of Attorney Forms signed incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.

99.B18 Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No. 40, dated January 28, 2000, accession number 0000701039-00-000002.

99.B18.b Code of Ethics for Sub-Adviser (Awad Asset Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No. 45, dated January 30, 2003, accession number 0000701039-03-000001.

Item 24. Persons Controlled by or Under Common Control With Registrant

Not applicable.

Item 25.       Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $12 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser
Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek
	Calvert Variable Series, Inc.	Officer
	Calvert Municipal Fund, Inc.	and
	Calvert World Values Fund, Inc.	Director
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
	Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
	Holding Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
	Transfer Agent	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Ronald M. Wolfsheimer
	First Variable Rate Fund	Officer
for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
	Service Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
	Broker-Dealer	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

David R. Rochat
	First Variable Rate Fund	Officer
	for Government Income	and
	Calvert Tax-Free Reserves	Trustee
Calvert Cash Reserves
The Calvert Fund
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Municipal Fund, Inc.	Officer
	Investment Company	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
	Investment Advisor	and
	4550 Montgomery Avenue	Director
Bethesda, Maryland 20814

	Chelsea Securities, Inc.	Officer
	Securities Firm	and
	Post Office Box 93	Director
Chelsea, Vermont 05038

	Grady, Berwald & Co.	Officer
	Holding Company	and
	43A South Finley Avenue	Director
Basking Ridge, NJ 07920

Robert-John H. Sands
UNIFI Mutual
	Holding Company	Officer
Acacia Life Insurance
Acacia National Life
	Insurance	Officer and
	Insurance Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Life Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Financial Corporation	Officer and
	Holding Company	Director
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Federal Savings Bank	Officer
Savings Bank
7600-B Leesburg Pike
Falls Church, Virginia 22043

	Enterprise Resources, LLC	Director
Business Support Services
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Acacia Realty Square, LLC	Director
Realty Investments
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	The Advisors Group, Ltd.	Director
Broker-Dealer and
Investment Advisor
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Director
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Director
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management,
	Co., Inc.	Director
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Director
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

William M. Tartikoff
Acacia National Life
	Insurance	Officer
Insurance Company
7315 Wisconsin Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Administrative	Officer
Services Company
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co. Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Director
	Broker-Dealer	and Officer
4550 Montgomery Avenue
Bethesda, Maryland 20814

Susan Walker Bender
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Ivy Wafford Duke
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814
Lancelot King
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Jane Maxwell
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Augusto Macedo
	Calvert Group, Ltd.	Officer
Holding Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Administrative
	Services Co.	Officer
Service Company
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Calvert Shareholder
	Services, Inc.	Officer
Transfer Agent
4550 Montgomery Avenue
Bethesda, Maryland 20814

	Calvert Distributors, Inc.	Officer
Broker-Dealer
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Catherine Roy
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Steve Falci
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Julie Gorte
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Mike Yuhas
	First Variable Rate Fund	Fund
	for Government Income	Controller
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Hui Ping Ho
	First Variable Rate Fund	Assistant
	for Government Income	Treasurer
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Daniel K. Hayes
Calvert Asset Management
	Co., Inc.	Officer
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

John Nichols
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gregory Habeeb
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Thomas Dailey
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

	First Variable Rate Fund for	Officer
Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
Calvert Social Investment Fund
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Municipal Fund, Inc.
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

James O'Boyle
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Matt Nottingham
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Gary Miller
	Calvert Asset Management	Officer
Company, Inc.
Investment Advisor
4550 Montgomery Avenue
Bethesda, Maryland 20814

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of Underwriter's Officers and Directors
Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steven Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachel DeCosta-Martin	Regional Vice President	None
Susan Walker Bender	Assistant Secretary	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Augusto Macedo	Assistant Secretary	Assistant Secretary and Assistant General Counsel
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

Ronald M. Wolfsheimer, Treasurer
and
William M. Tartikoff, Assistant Secretary
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 7th day of July 2006.

THE CALVERT FUND

By:

________________**_____________

Barbara Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 7th day of July 2006 by the following persons in the capacities indicated.
Signature	Title

__________**____________ Barbara J. Krumsiek	President and Trustee (Principal Executive Officer)

__________**____________ Ronald M. Wolfsheimer	Principal Accounting Officer

__________**____________ Richard L. Baird, Jr.	Trustee

__________**____________ Frank H. Blatz, Jr., Esq.	Trustee

__________**____________ Douglas E. Feldman	Trustee

__________**____________ Peter W. Gavian	Trustee

__________**____________ John G. Guffey, Jr.	Trustee

__________**____________ M. Charito Kruvant	Trustee

__________**____________ Arthur J. Pugh	Trustee

__________**____________ David R. Rochat	Senior Vice President and Trustee

__________**____________ D. Wayne Silby	Trustee

**By: /s/ Lancelot A. King

-----------------------------------------------

Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney signed by Trustees incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.